Note 9 - Share-based Payments - Summary of Outstanding Stock Options (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Number of stock options outstanding	4,393,774	3,025,826	2,453,586	2,462,914
Weighted average remaining contractual life	6
Weighted average remaining exercise price	$ 6.74	$ 2.61	$ 0.44	$ 0.44
Number of exercisable stock options	2,278,796
Weighted average exercise price	$ 1.66
Range 1 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	2,182,548
Weighted average remaining contractual life	5.3
Weighted average remaining exercise price	$ 0.34
Number of exercisable stock options	1,965,049
Weighted average exercise price	$ 0.34
Range 2 [member]
Statement Line Items [Line Items]
Exercise price	$ 4.81
Number of stock options outstanding	35,704
Weighted average remaining contractual life	6.9
Weighted average remaining exercise price	$ 4.81
Number of exercisable stock options	25,125
Weighted average exercise price	$ 4.81
Range 3 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	35,000
Weighted average remaining contractual life	6.6
Weighted average remaining exercise price	$ 8.75
Number of exercisable stock options
Weighted average exercise price
Range 4 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	502,457
Weighted average remaining contractual life	8.3
Weighted average remaining exercise price	$ 9.97
Number of exercisable stock options	263,723
Weighted average exercise price	$ 9.97
Range 5 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	258,980
Weighted average remaining contractual life	6.5
Weighted average remaining exercise price	$ 11.90
Number of exercisable stock options	3,331
Weighted average exercise price	$ 12.28
Range 6 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	866,720
Weighted average remaining contractual life	6.3
Weighted average remaining exercise price	$ 13.76
Number of exercisable stock options	12,655
Weighted average exercise price	$ 13.61
Range 7 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	405,365
Weighted average remaining contractual life	6.3
Weighted average remaining exercise price	$ 15.97
Number of exercisable stock options	8,913
Weighted average exercise price	$ 16.39
Range 8 [member]
Statement Line Items [Line Items]
Number of stock options outstanding	107,000
Weighted average remaining contractual life	6.3
Weighted average remaining exercise price	$ 17.77
Number of exercisable stock options
Weighted average exercise price
Bottom of range [member] | Range 1 [member]
Statement Line Items [Line Items]
Exercise price	0.29
Bottom of range [member] | Range 3 [member]
Statement Line Items [Line Items]
Exercise price	8.61
Bottom of range [member] | Range 4 [member]
Statement Line Items [Line Items]
Exercise price	9.70
Bottom of range [member] | Range 5 [member]
Statement Line Items [Line Items]
Exercise price	11.86
Bottom of range [member] | Range 6 [member]
Statement Line Items [Line Items]
Exercise price	13.40
Bottom of range [member] | Range 7 [member]
Statement Line Items [Line Items]
Exercise price	15.95
Bottom of range [member] | Range 8 [member]
Statement Line Items [Line Items]
Exercise price	17
Top of range [member] | Range 1 [member]
Statement Line Items [Line Items]
Exercise price	0.69
Top of range [member] | Range 3 [member]
Statement Line Items [Line Items]
Exercise price	9.58
Top of range [member] | Range 4 [member]
Statement Line Items [Line Items]
Exercise price	10.04
Top of range [member] | Range 5 [member]
Statement Line Items [Line Items]
Exercise price	12.28
Top of range [member] | Range 6 [member]
Statement Line Items [Line Items]
Exercise price	14.38
Top of range [member] | Range 7 [member]
Statement Line Items [Line Items]
Exercise price	16.50
Top of range [member] | Range 8 [member]
Statement Line Items [Line Items]
Exercise price	$ 18.98